Intangible assets - Key assumptions used to calculate value of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Long term growth rate	3.00%	3.00%
Pre?tax discount rate	16.26%	20.91%
Provision impairment	¥ 0	¥ 0
Minimum
Intangible assets
Revenue growth rate	8.00%	8.00%
Maximum
Intangible assets
Revenue growth rate	(55.00%)	(55.00%)